Issuances of Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Issuances of Securities
Issuances of Securities

Note 5. Issuances of Securities

Share issuances 2023

During the three months ended March 31, 2023, the Company had the following common stock transactions:

•

637,500 shares of common stock with a fair value of $168,938 were issued to officers and management of the Company to settle $127,500 of accrued liabilities resulting in a loss on settlement of debt of $41,438.

•	300,000 shares of common stock with a fair value of $79,500 were issued to consultants to settle $60,000 of accrued liabilities resulting in a loss on debt settlement of $19,500.
•

2,535,000 shares of common stock were sold for $575,855, net of legal and administrative fees of $3,000 and which included a payment of $50,550 for a subscription receivable, under the Company’s common stock purchase agreement with White Lion. White Lion also purchased 400,000 shares for proceeds of $71,717 which were received in April 2023 and is shown as a subscription receivable in the balance sheet as of March 31, 2023.

•	1,850,000 shares of common stock with a fair value of $462,500 were issued to settle litigation (see Note 6).

Share issuances 2024

During the three months ended March 31, 2024, the Company had the following common stock transactions:

•	2,050,000 shares of common stock were sold for $391,225, net of legal and administrative fees of $4,200, under the Company’s common stock purchase agreement with White Lion.

Restricted stock units

As of March 31, 2024 and December, 31, 2023, the Company has 47,665,000 restricted stock units (RSU) outstanding. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

Management is unable to predict if or when a Covered Transaction or Triggering Event under the RSU Agreements governing the restricted stock units will occur and as of March 31, 2024, there was $25,313,630 of unrecognized compensation cost related to unvested restricted stock unit awards.

Activity related to our restricted stock units during the three months ended March 31, 2024 was as follows:

Weighted
Average
Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2023	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	-	$-
Total awards outstanding at March 31, 2024	47,665,000	$0.54

Note 6. Issuances of Securities

Share Issuances (2022)

During the year ended December 31, 2022, the Company had the following common stock transactions:

•	579,028 shares of common stock were sold to non-affiliated investors in a private placement for total cash proceeds of $149,687.
•	672,919 shares of common stock were issued to various consultants to settle $203,126 of accrued liabilities resulting in a loss on settlement of debt of $50,875.
•	300,000 shares of common stock with a fair value of $129,000 were issued to consultants for services.
•	425,000 shares of common stock were issued to settle $127,500 of accrued liabilities – related party (see Note 3) resulting in a loss of settlement of debt of $76,500.
•	850,000 shares of common stock with a fair value of $344,250 were issued to officers and a former officer of the Company for services.
•	20,000 shares of common stock with a fair value of $10,200 were issued for legal services.
•	757,756 shares of common stock with a fair value of $250,000 were issued as commitment shares.
•	827,297 shares of common stock were issued due to conversion of a convertible note payable of $200,000 and accrued interest of $6,849.
•

250,000 shares of common stock were sold to White Lion for $50,550 after legal and administrative fees of $600 were deducted. The $50,550 was received in January 2023 and is shown as a subscription receivable in the balance sheet.

Triton Purchase Agreement

On June 25, 2021, the Company entered into a common stock purchase agreement (the “Triton Purchase Agreement”) with Triton Funds LP (“Triton”) to sell Triton up to $6,000,000 of common stock. The Triton Purchase Agreement expired on June 30, 2022.

White Lion Common Stock Purchase Agreement

On September 1, 2022, the Company entered into a common stock purchase agreement (the “CSPA”) with White Lion Capital, LLC (“White Lion”). Pursuant to the CSPA, the Company has the right, but not the obligation, to require White Lion to purchase up to $10,000,000 of the Company’s common stock, subject to certain limitations and conditions set forth in the CSPA. The Company is required to register the resale of the shares issuable to White Lion under the CSPA with the U.S. Securities and Exchange Commission, as a condition to requesting White Lion purchase shares. On September 7, 2022, the Company filed a registration statement on Form S-3 to register for resale up to 15,000,000 common shares. The Company’s S-3 registration statement was declared effective by the SEC on September 19, 2022.

The Company’s right to sell shares to White Lion commenced on the effective date of the resale registration statement and extends for a period of three years. During this term, the Company may exercise its right to sell shares to White Lion, subject to limitations on the amount of shares that are permitted to be sold with each exercise. The purchase price to be paid by White Lion for such shares will equal 93% the lower of: (i) the volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares, or (ii) the closing price of the common stock on the day the Company exercises its right to sell shares, subject to a minimum price of $0.25 per share.

In consideration for White Lion’s commitment to purchase shares under the CSPA when requested, the Company issued 757,576 shares to White Lion with a fair value of $250,000, as disclosed above.

The Company has the right to terminate the CSPA at any time, at no cost or penalty, upon ten trading days prior written notice. Additionally, White Lion will have the right to terminate the CSPA in accordance with its terms for certain breaches of the CSPA by the Company, a Company bankruptcy filing, or the Company’s CEO, Principal Financial Officer or Director of Operations terminating their respective employment with the Company.

During the year ended December 31, 2022, the Company sold 395,000 shares of common stock to White Lion and received net proceeds of $72,395 after legal and administrative fees of $26,200 related to the CSPA were deducted, which were included in the total shares issued for cash to non-affiliated investors disclosed above.

Share Repurchases (2022)

During the year ended December 31, 2022, the Company paid $50,000 to repurchase 142,857 shares of common stock and received 2,085,258 shares of common stock from its former Chief Executive Officer in connection with his remaining $808,781 disgorgement settlement obligation with the SEC (Note 10). The aggregate amount of 2,228,115 shares of common stock were cancelled.

Share Cancellations (2022)

During the year ended December 31, 2022, 250,000 shares of common stock were returned to the Company for no consideration, therefore the Company cancelled the shares, reducing common stock by $250 and increasing additional paid-in capital by the same.

Share Issuances (2023)

During the year ended December 31, 2023, the Company had the following common stock transactions:

•

1,204,688 shares of common stock with a fair value of $271,031 were issued to officers and management of the Company to settle $218,250 of accrued liabilities (see Note 3) resulting in a loss on settlement of debt of $52,781.

•	712,500 shares of common stock with a fair value of $153,751 were issued to consultants to settle $126,000 of accrued liabilities resulting in a loss on debt settlement of $27,751.
•

10,145,000 shares of common stock were sold for $2,308,674 net of legal and administrative fees of $17,400 and which included a payment of $50,550 for a subscription receivable, under the Company’s common stock purchase agreement with White Lion.

•	1,850,000 shares of common stock with a fair value of $462,500 were issued to settle litigation (see Note 8).

Restricted Stock Units

As described above in Note 3, during the year ended December 31, 2022, the Board of Directors approved an RSU Agreement in which Robert Denser, Director was granted 1,000,000 RSU’s which are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones. In addition, an RSU Agreement with Brian Thom, originally entered into on November 24, 2020, was amended. The amendment increased the amount of RSU’s granted from 11,500,000 to 13,225,000. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

During the year ended December 31, 2022, the Board of Directors approved RSU Agreements with four physicians as consideration to acquire their rights to the patent application and related intellectual property rights in the “Method of Forming and Using a Hemostatic Hydrocolloid”, U.S. Patent Office Serial No. 62/875,798, filed July 18, 2019, in which a total of 16,000,000 RSU’s were granted. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

During the year ended December 31, 2022, the Board of Directors approved an amendment to the original terms of an RSU Agreement with a consultant. The amendment increased the amount of RSU’s granted from 750,000 to 3,000,000. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

Management is unable to determine if and when FDA approval of a PMA Class III will be awarded to the Company or when a change of control will occur, if at all, and as of December 31, 2023, there was a total of $25,313,630 unrecognized compensation cost related to the restricted stock unit awards.

Activity related to our restricted stock units during the year ended December 31, 2022 was as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Total awards outstanding at December 31, 2021	28,190,000	$0.96
Units granted	31,725,000	$0.42
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	(12,250,000)	$1.16
Total awards outstanding at December 31, 2022	47,665,000	$0.54

Activity related to our restricted stock units during the year ended December 31, 2023 was as follows:
Weighted
Average
Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2022	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2023	47,665,000	$0.54